Goodwill and Other Intangibles - Changes in the Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Balance at beginning	$ 1,924	$ 2,538
Foreign currency translation and other	(10)	(29)
Goodwill impairment charge	0	(585)	$ 0
Acquisitions	1,377
Balance at ending	3,291	1,924	2,538
Agriculture
Goodwill [Roll Forward]
Balance at beginning	1,695	1,732
Foreign currency translation and other	(1)	(37)
Goodwill impairment charge		0
Acquisitions	1,326
Balance at ending	3,020	1,695	1,732
Construction
Goodwill [Roll Forward]
Balance at beginning	0	587
Foreign currency translation and other	(2)	(2)
Goodwill impairment charge		(585)
Acquisitions	51
Balance at ending	49	0	587
Commercial and Specialty Vehicles
Goodwill [Roll Forward]
Balance at beginning	65	59
Foreign currency translation and other	(5)	6
Goodwill impairment charge		0
Acquisitions	0
Balance at ending	60	65	59
Powertrain
Goodwill [Roll Forward]
Balance at beginning	7	5
Foreign currency translation and other	(1)	2
Goodwill impairment charge		0
Acquisitions	0
Balance at ending	6	7	5
Financial Services
Goodwill [Roll Forward]
Balance at beginning	157	155
Foreign currency translation and other	(1)	2
Goodwill impairment charge		0
Acquisitions	0
Balance at ending	$ 156	$ 157	$ 155